Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended	60 Months Ended	77 Months Ended	108 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000248910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly ROCMuni High Income Municipal Bond
Average Annual Return, Percent	(27.00%)	(23.35%)
C000248909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly ROCMuni High Income Municipal Bond
C000248908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly ROCMuni High Income Municipal Bond
Without Sales Load [Member] | C000248910
Average Annual Return [Line Items]
Average Annual Return, Percent	(25.26%)	(22.97%)
Without Sales Load [Member] | C000248909
Average Annual Return [Line Items]
Average Annual Return, Percent	(25.42%)		(21.45%)		(10.85%)
Without Sales Load [Member] | C000248908
Average Annual Return [Line Items]
Average Annual Return, Percent	(25.68%)		(21.85%)	(15.50%)
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	1.40%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%		0.54%		2.04%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%		0.54%	2.71%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond Index
Average Annual Return, Percent	6.66%	2.14%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond Index
Average Annual Return, Percent	6.66%		1.31%		3.93%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond Index
Average Annual Return, Percent	6.66%		1.31%	5.58%